BANK LOANS - Calculation of bank loan (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Bank Loans [Abstract]
Short-term bank loans	$ 17,644	110,901	135,313
Long-term bank loan	26,315	165,406	9,451
Less: current portion	(17,644)	(110,901)	(135,313)
Long term loan, total	$ 26,315	165,406	9,451